Summary of Significant Accounting Policies (Details Narrative)																			2 Months Ended		3 Months Ended									6 Months Ended	9 Months Ended			12 Months Ended
		May 01, 2023 USD ($)	Apr. 20, 2023 USD ($)	Apr. 19, 2023 USD ($)	Apr. 19, 2023 USD ($)	Feb. 16, 2023 USD ($)	Jan. 18, 2023 USD ($)	Dec. 21, 2022 $ / shares shares	Nov. 30, 2022 USD ($)	Nov. 30, 2022 USD ($)	Oct. 11, 2022	Sep. 19, 2022 $ / shares shares	Sep. 19, 2022 USD ($) $ / shares shares	Sep. 15, 2022 USD ($) $ / shares shares	Jun. 07, 2022 USD ($)	Mar. 02, 2022 USD ($) $ / shares shares	Oct. 13, 2021 USD ($) shares	Jun. 02, 2021 USD ($)	Apr. 13, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Apr. 13, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) Segment $ / shares shares		Jun. 30, 2021 USD ($) shares	May 08, 2023 USD ($)	Apr. 17, 2023 USD ($) shares	Mar. 09, 2023 $ / shares	Mar. 07, 2023 $ / shares	Feb. 21, 2023 USD ($)	Feb. 17, 2023 USD ($)	Jan. 26, 2023 shares	Apr. 01, 2022 $ / shares shares	Feb. 22, 2022 USD ($)	Jun. 30, 2020 USD ($)	[1]	Jun. 30, 2019 USD ($)
Number of reportable segments | Segment																																		2
Repayments of Senior Debt																														$ 2,778,427
Long-Term Debt, Gross																				$ 15,935,723		$ 15,935,723									$ 15,935,723			$ 35,139,538		$ 6,747,021
Common Stock, Shares, Issued | shares																				3,262,303		3,262,303									3,262,303			409,229		218,961
Senior Notes																				$ 15,230,024		$ 15,230,024									$ 15,230,024
Liabilities																				30,030,699		30,030,699									30,030,699			$ 68,684,240		$ 44,949,647
Retained Earnings (Accumulated Deficit)																				180,635,674		180,635,674									180,635,674			149,140,426		46,908,336
Assets, Current																				5,448,355		5,448,355									5,448,355			9,971,985		29,710,243
Liabilities, Current																				28,968,837		28,968,837									28,968,837			65,822,224		12,176,173
Net Income (Loss) Attributable to Parent																						13,193,975		$ 14,132,682	$ 4,168,591	$ 63,569,495	$ 34,334,629	$ 552,381			31,495,248	$ 98,456,505		102,232,090		26,372,734
Cash and Cash Equivalents, at Carrying Value																				1,875,758		1,875,758				$ 9,404,637					1,875,758	9,404,637		2,517,146		19,917,196												$ 12,353,307
Other Liabilities, Current																				23,520,482		23,520,482									23,520,482			55,850,239
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 100.00								$ 25.00						$ 25.00
Proceeds from Issuance of Warrants																$ 20,925															17,850
Senior long term notes																								$ 2,265,927						$ 2,265,927
Percentage of gross proceeds																														50.00%
Proceeds from Convertible Debt																														$ 2,000,000
Percentage of offering fees																														7.00%
Proceeds from issuance of common stock																																$ 3,885,109		$ 3,885,109
Convertible Debt																								15,230,024,000,000						$ 15,230,024,000,000
Preferred Stock, Dividend Rate, Percentage																															1000.00%			10.00%
Share price | $ / shares																										$ 469.52						$ 469.52		$ 218.32						$ 1.00
Intangible Assets, Net (Excluding Goodwill)																										$ 23,119,755					$ 16,135,000	$ 23,119,755
Goodwill																				4,474,475		4,474,475									4,474,475			$ 22,275,313		40,937,370
Impairment of Long-Lived Assets to be Disposed of																																		19,526,058		0
Goodwill, impairment loss, net of tax																										38,629,310				16,135,000	16,135,000	38,629,310		46,498,689
Operating Lease, Impairment Loss																																		1,416,807
Advertising Expense																																		25,728,220		10,038,524
Convertible Debt, Current				$ 679,976	$ 679,976															15,910,000		15,910,000				15,910,000					15,910,000	15,910,000		35,000,000
Net Cash Provided by (Used in) Operating Activities																															11,526,050	14,100,783		21,006,437		18,883,006
Product [Member]
Goodwill																				2,153,419		2,153,419									2,153,419
EEG iGaming [Member]
Intangible Assets, Net (Excluding Goodwill)																															14,500,000
Goodwill																				3,494,643		3,494,643									3,494,643			19,660,481		15,109,012
Goodwill, impairment loss, net of tax																														14,500,000				14,500,000
EEG Gaming [Member]
Goodwill, impairment loss, net of tax																														1,635,000				1,635,000
Senior Notes [Member]
Debt Instrument, Face Amount																				15,910,000		15,910,000									15,910,000
Debt Instrument, Fee Amount																				19,261,583		19,261,583									19,261,583
Derivative liability																				$ 1,963,933		$ 1,963,933									$ 1,963,933			9,399,620
Other Nonoperating Income (Expense) [Member]
Gain (Loss), Foreign Currency Transaction, before Tax																																		$ 149,573		440,452
Player Relationships and Developed Technology and Software [Member]
Intangible assets estimated life																																		5 years
Tradename [Member]
Intangible assets estimated life																																		10 years
Gaming Licenses [Member]
Intangible assets estimated life																				2 years		2 years									2 years			2 years
Computer Software, Intangible Asset [Member]
Intangible assets estimated life																				5 years		5 years									5 years
Trade Names [Member]
Intangible assets estimated life																				10 years		10 years									10 years
iGaming Argyll [Member]
Intangible Assets, Net (Excluding Goodwill)																																		$ 3,852,876
Goodwill																																		26,972,631
Argrll Tradename [Member]
Goodwill, impairment loss, net of tax																																		3,972,022
EGL Tradename [Member]
Goodwill, impairment loss, net of tax																																		13,484,122
Argyll, EGL, HelixGameCenters, LeaseholdImprovements and FinanceLeaseAssets [Member]
Goodwill, impairment loss, net of tax																																		653,107
EEG Games Segment [Member]
Goodwill, impairment loss, net of tax																																		44,481
Helix Holdings LLC [Member]
Goodwill, impairment loss, net of tax																																		608,626
E G L [Member]
Goodwill, impairment loss, net of tax																										2,561,231			$ 13,484,122				$ 13,484,122
E G L Computer Equipment [Member]
Goodwill, impairment loss, net of tax																																608,626	608,626
Helix Building [Member]
Goodwill, impairment loss, net of tax																																1,416,807	$ 1,416,807
EEG Game Segment [Member]
Intangible Assets, Net (Excluding Goodwill)																								16,135,000						$ 16,135,000		$ 23,119,755
Minimum [Member]
Market capital requirement amount															$ 35,000,000
Stockholders equity requirement amount									$ 2,500,000	$ 2,500,000
Maximum [Member]
FDIC insured amount																																		250,000
September 2022 Overallotment Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 25.00	$ 25.00
Shares Issued, Price Per Share | $ / shares												$ 25.00	$ 25.00
Warrant [Member]
Stock Issued During Period, Shares, Acquisitions | shares																														300,000
Common Stock [Member]
Net Income (Loss) Attributable to Parent
Shares, Issued | shares												300,000	300,000
Stock Issued During Period, Shares, Acquisitions | shares	[2]																																			6,500
Stock Issued During Period, Shares, New Issues | shares																										7,900	3,758							11,658	[2]
Series C Convertible Preferred Stock [Member]
Outstanding debt convertible note																															$ 15,230,024
Registered Direct Offering [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares								70,650
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								178,500
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 9.37
Registered Direct Offering [Member] | Warrant [Member]
Shares Issued, Price Per Share | $ / shares								$ 0.10
Over-Allotment Option [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																																												22,500
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 1.00								$ 100.00						$ 100.00														$ 100.00
Shares Issued, Price Per Share | $ / shares																								$ 1.00						$ 1.00
Payments for Commissions																														$ 2,316,686
Proceeds from Issuance of Warrants																														$ 36,000
September 2022 Offering [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares												300,000																			300,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares												300,000	300,000											336,000						336,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 25.00	$ 25.00							$ 25.00		$ 25.00		$ 25.00						$ 25.00	$ 25.00
Proceeds from Issuance of Warrants													$ 36,000																		$ 5,286,288
Senior long term notes																								$ 4,075,991						$ 4,075,991
Percentage of gross proceeds																															50.00%
Percentage of offering fees																															7.00%
Securities Purchased under Agreements to Resell																								$ 500,000	$ 512,500					$ 500,000
Stock Issued During Period, Shares, New Issues | shares																														20,500
Sale of Stock, Price Per Share | $ / shares												25.00	$ 25.00							$ 25.00		$ 25.00									$ 25.00
Proceeds from Issuance or Sale of Equity																															$ 2,000,000
September 2022 Offering [Member] | Warrant [Member]
Stock Issued During Period, Shares, New Issues | shares																														20,500
Share price | $ / shares												$ 1.00	$ 1.00
March 2022 Offering [Member]
Debt Instrument, Face Amount																																		$ 35,000,000
Sale of Stock, Number of Shares Issued in Transaction | shares																150,000																		150,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																150,000								172,500						172,500
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 100.00										$ 100.00						$ 100.00		$ 100.00
Proceeds from Issuance of Warrants																																$ 9,553,500		$ 9,553,500
Sale of Stock, Price Per Share | $ / shares																$ 100.00																		$ 100.00
Proceeds from Issuance or Sale of Equity																$ 13,605,000
Proceeds from issuance of common stock																																		$ 1,395,000
Share price | $ / shares																$ 100.00
March 2022 Offering [Member] | Warrant [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares																22,500
Subsequent Event [Member]
Debt Instrument, Face Amount						$ 2,950,000																																							$ 35,000,000
Common Stock, Shares, Issued | shares																																											100
Senior long term notes														$ 2,265,928
Percentage of offering fees														7.00%
Proceeds from issuance of common stock			$ 1,097,586				$ 1,000,000
Share price | $ / shares																																							$ 1.00	$ 1.00
Subsequent Event [Member] | Senior Notes [Member]
Debt Instrument, Face Amount			679,976																					$ 32,221,573						$ 32,221,573
Debt Instrument, Fee Amount																																						$ 19,261,583
Debt Conversion, Converted Instrument, Amount					15,230,024
Subsequent Event [Member] | Redeemable Convertible Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage											10.00%
Subsequent Event [Member] | Minimum [Member] | Senior Notes [Member]
Debt Instrument, Face Amount			15,910,000
Subsequent Event [Member] | Maximum [Member] | Senior Notes [Member]
Debt Instrument, Face Amount			$ 16,311,573
Subsequent Event [Member] | Common Stock [Member]
Convertible Debt, Current																																					$ 132,583
Subsequent Event [Member] | Over-Allotment Option [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 25.00
Proceeds from Issuance of Warrants														$ 36,000
Subsequent Event [Member] | September 2022 Offering [Member]
Senior long term notes														4,080,990
Securities Purchased under Agreements to Resell														$ 512,500
Stock Issued During Period, Shares, New Issues | shares														20,500
Senior Convertible Note [Member]
Debt Instrument, Face Amount																		$ 35,000,000		$ 1,500,000		$ 1,500,000									$ 1,500,000
Debt Conversion, Converted Instrument, Amount																	$ 7,500,000															$ 10,652,648
[custom:FairValueDerivativeLiabilities-0]																								180,000,000						180,000,000				$ 9,399,620
Interest Receivable																								1,073,343						1,073,343
Proceeds from Convertible Debt																		$ 32,515,000
Stock Issued During Period, Shares, New Issues | shares																															72,875			160,315
Reverse stock split																															one-for-one-hundred (1-for-100) reverse stock split
Derivative liability																				15,230,024		15,230,024									$ 15,230,024
Senior Convertible Note [Member] | Common Stock [Member] | Maximum [Member]
Stock Issued During Period, Shares, New Issues | shares																	2,000
Senior Convertible Note [Member] | Over-Allotment Option [Member]
Payments for Commissions																														1,073,343
Senior Convertible Note [Member] | Over-Allotment Option [Member] | September 2022 Overallotment Warrants [Member]
Payments for Commissions																														7,500,000
Senior Convertible Note [Member] | September 2022 Offering [Member]
Debt Instrument, Face Amount																								32,221,573						32,221,573
Senior Convertible Note [Member] | Subsequent Event [Member]
Conversion of Stock, Amount Issued																			$ 19,261,583				$ 19,261,583
Common Stock, Shares, Issued | shares																							2,242,143															2,242,143
Senior Convertible Note Holder [Member] | Subsequent Event [Member]
Repayments of Senior Debt		$ 150,000		750,000
Long-Term Debt, Gross				15,910,000	15,910,000
Debt Instrument, Repurchase Amount				679,976	679,976
Exchange Agreement [Member] | Senior Convertible Note [Member]
Debt Instrument, Face Amount																																													35,000,000
Long-Term Debt, Gross																								32,221,573						32,221,573															$ 29,150,001
Waiver Agreement [Member] | Senior Convertible Note Holder [Member]
Debt Instrument, Increase (Decrease), Net						2,950,010														2,950,010
Debt Instrument, Fee Amount						450,010														450,010		450,010									450,010
Accrued Liabilities						$ 2,500,000														$ 2,500,000		$ 2,500,000									$ 2,500,000			$ 180,000,000
Liabilities																								$ 1,640,000						$ 1,640,000				$ 1,640,000
Waiver Agreement [Member] | Senior Convertible Note Holder [Member] | Subsequent Event [Member]
Long-Term Debt, Gross				15,230,024	15,230,024
[custom:ReductionInConversionOfDebt]																					$ 19,261,583		$ 19,261,583
Debt Instrument, Increase (Decrease), Net																			2,950,010				$ 2,950,010
Debt Instrument, Fee Amount																			450,010		450,010																					$ 450,010
Accrued Liabilities																			$ 2,500,000		$ 2,500,000																					2,500,000
Senior Notes																																									$ 15,910,000	$ 15,910,000
Debt Instrument, Repurchase Amount				$ 679,976	679,976
Debt Conversion, Converted Instrument, Amount					$ 15,230,024

[1]	As of July 1, 2020 the Company had not yet acquired any goodwill.
[2]	Retrospectively restated for effect of stock split.